Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.26838%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,219,614.66

Principal:
Principal Collections	$14,231,125.41
Prepayments in Full	$8,503,608.21
Liquidation Proceeds	$412,070.58
Recoveries	$43,512.97
Sub Total	$23,190,317.17
Collections	$24,409,931.83

Purchase Amounts:
Purchase Amounts Related to Principal	$227,014.61
Purchase Amounts Related to Interest	$965.08
Sub Total	$227,979.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,637,911.52

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,637,911.52
Servicing Fee	$397,874.71	$397,874.71	$0.00	$0.00	$24,240,036.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,240,036.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,240,036.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,240,036.81
Interest - Class A-3 Notes	$687,585.83	$687,585.83	$0.00	$0.00	$23,552,450.98
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$23,262,390.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,262,390.65
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$23,169,492.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,169,492.82
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$23,104,939.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,104,939.49
Regular Principal Payment	$21,188,888.93	$21,188,888.93	$0.00	$0.00	$1,916,050.56
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,916,050.56
Residual Released to Depositor	$0.00	$1,916,050.56	$0.00	$0.00	$0.00
Total		$24,637,911.52

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,188,888.93
Total					$21,188,888.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,188,888.93	$66.84	$687,585.83	$2.17	$21,876,474.76	$69.01
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$21,188,888.93	$20.13	$1,135,097.32	$1.08	$22,323,986.25	$21.21

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$254,661,419.86	0.8033483	$233,472,530.93	0.7365064
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$410,271,419.86	0.3897658	$389,082,530.93	0.3696360

Pool Information
Weighted Average APR	3.104%	3.098%
Weighted Average Remaining Term	38.08	37.23
Number of Receivables Outstanding	25,887	25,272
Pool Balance	$477,449,649.86	$453,810,037.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$435,854,316.92	$414,310,833.80
Pool Factor	0.4110634	0.3907107

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$39,499,203.86
Targeted Overcollateralization Amount	$64,727,506.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$64,727,506.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$265,793.39
(Recoveries)		46	$43,512.97
Net Loss for Current Collection Period			$222,280.42
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5587%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6191%
Second Prior Collection Period			0.4624%
Prior Collection Period			0.5181%
Current Collection Period			0.5729%
Four Month Average (Current and Prior Three Collection Periods)			0.5431%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,546	$7,402,010.66
(Cumulative Recoveries)			$1,128,682.30
Cumulative Net Loss for All Collection Periods			$6,273,328.36
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5401%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,787.85
Average Net Loss for Receivables that have experienced a Realized Loss			$4,057.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.97%	191	$4,394,557.17
61-90 Days Delinquent	0.09%	21	$413,111.60
91-120 Days Delinquent	0.04%	7	$181,894.72
Over 120 Days Delinquent	0.09%	19	$422,710.68
Total Delinquent Receivables	1.19%	238	$5,412,274.17

Repossession Inventory:
Repossessed in the Current Collection Period		16	$397,337.12
Total Repossessed Inventory		31	$766,740.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2376%
Prior Collection Period			0.2395%
Current Collection Period			0.1860%
Three Month Average			0.2210%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2243%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	October 2020
Payment Date	11/16/2020
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer